CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total equity attributable to Nebius Group N.V.	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding	Treasury shares at cost	Additional Paid-In Capital	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Non-redeemable non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2022	$ 4,488.8		$ 9.2	$ (19.6)	$ 2,091.1	$ (1,210.0)	$ 3,618.1	$ 317.6	$ 4,806.4
Balance (in shares) at Dec. 31, 2022		1	361,482,281
Increase (Decrease) in Shareholders' Equity
Net income / (loss)	241.3						241.3	24.6	265.9
Translation adjustment	(1,055.0)					(1,055.0)		(59.6)	(1,114.6)
Transaction with Uber (Note 3)	(422.7)				(320.2)	(102.5)		(280.0)	(702.7)
Share-based compensation expense	109.0				109.0				109.0
Other	(67.7)				(67.7)			(2.4)	(70.1)
Balance at end of period at Dec. 31, 2023	3,293.7		$ 9.2	(19.6)	1,812.2	(2,367.5)	3,859.4	0.2	3,293.9
Balance (in shares) at Dec. 31, 2023		1	361,482,281
Increase (Decrease) in Shareholders' Equity
Priority share elimination (in shares)		(1)
Net income / (loss)	(641.4)						(641.4)		(641.4)
Translation adjustment	(83.2)					(83.2)			(83.2)
Divestment (Note 3)	142.2			(2,286.4)		2,428.6			142.2
Divestment (Note 3) ( in shares)			(162,485,725)
Sale of treasury shares, net of issuance costs (Note 13)	667.6			471.7	195.9				667.6
Sale of treasury shares, net of issuance costs (Note 13) (in shares)			33,333,334
Exercise of share-based awards				4.0	(4.0)
Exercise of share-based awards (in shares)			283,870
Transfer of shares to noteholders (Note 12)				43.1	(43.1)
Transfer of shares to noteholders (Note 12) (in shares)			3,046,129
Contingent tax liability in respect of shares remained in treasury (Note 11)	(180.9)			(180.9)					(180.9)
Repurchase of equity classified awards	(10.0)				(10.0)			$ (0.2)	(10.2)
Share-based compensation expense	65.7				65.7				65.7
Other (in shares)			93,711
Balance at end of period at Dec. 31, 2024	3,253.7		$ 9.2	(1,968.1)	2,016.7	(22.1)	3,218.0		3,253.7
Balance (in shares) at Dec. 31, 2024			235,753,600
Increase (Decrease) in Shareholders' Equity
Net income / (loss)	82.5						82.5		82.5
Translation adjustment	22.8					22.8			22.8
Deconsolidation of subsidiary (Note 3)	(0.8)					(0.8)			(0.8)
Sale of treasury shares, net of issuance costs (Note 13)	1,126.2			193.7	932.5				1,126.2
Sale of treasury shares, net of issuance costs (Note 13) (in shares)			12,432,432
Exercise of share-based awards				62.7	(62.7)
Exercise of share-based awards (in shares)			4,022,760
Transfer of shares to noteholders (Note 12)	19.2			7.6	11.6				19.2
Transfer of shares to noteholders (Note 12) (in shares)			491,648
Exercise of share options	8.4			3.3	5.1				8.4
Exercise of share options (in shares)			209,864
Conversion of Class B Shares (Note 13)			$ (0.3)		0.3
Cancellation of Treasury shares (Note 13)	0.1		$ (0.5)	623.4	(622.8)				0.1
Share-based compensation expense	81.9				81.9				81.9
Other				1.7	(1.7)
Other (in shares)			106,667
Balance at end of period at Dec. 31, 2025	$ 4,594.0		$ 8.4	$ (1,075.7)	$ 2,360.9	$ (0.1)	$ 3,300.5		$ 4,594.0
Balance (in shares) at Dec. 31, 2025			253,016,971